Summary of Business Segment Data	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Segment Reporting, Disclosure of Entity's Reportable Segments [Abstract]
Summary of Business Segment Data

(Dollars in millions)	Six months ended June 30		Three months ended June 30
	2024	2023	2024	2023
Revenues:
Commercial Airplanes	$10,656	$15,544	$6,003	$8,840
Defense, Space & Security	12,971	12,706	6,021	6,167
Global Services	9,934	9,466	4,889	4,746
Unallocated items, eliminations and other	(126)	(44)	(47)	(2)

Total revenues	$33,435	$37,672	$16,866	$19,751

Loss from operations:
Commercial Airplanes	($1,858)	($998)	($715)	($383)
Defense, Space & Security	(762)	(739)	(913)	(527)
Global Services	1,786	1,703	870	856

Segment operating loss	(834)	(34)	(758)	(54)
Unallocated items, eliminations and other	(946)	(796)	(634)	(336)
FAS/CAS service cost adjustment	604	582	302	291

Loss from operations	(1,176)	(248)	(1,090)	(99)
Other income, net	525	622	248	320
Interest and debt expense	(1,242)	(1,270)	(673)	(621)

Loss before income taxes	(1,893)	(896)	(1,515)	(400)
Income tax benefit	99	322	76	251

Net loss	(1,794)	(574)	(1,439)	(149)
Less: net loss attributable to noncontrolling interest	(12)	(11)

Net loss attributable to Boeing Shareholders	($1,782)	($563)	($1,439)	($149)

This information is an integral part of the Notes to the Condensed Consolidated Financial Statements. See Note 19 for further segment results.

(Dollars in millions)
Years ended December 31,	2023	2022	2021
Revenues:
Commercial Airplanes	$33,901	$26,026	$19,714
Defense, Space & Security	24,933	23,162	26,540
Global Services	19,127	17,611	16,328
Unallocated items, eliminations and other	(167)	(191)	(296)

Total revenues	$77,794	$66,608	$62,286

Loss from operations:
Commercial Airplanes	($1,635)	($2,341)	($6,377)
Defense, Space & Security	(1,764)	(3,544)	1,544
Global Services	3,329	2,727	2,017

Segment operating loss	(70)	(3,158)	(2,816)
Unallocated items, eliminations and other	(1,759)	(1,504)	(1,227)
FAS/CAS service cost adjustment	1,056	1,143	1,173

Loss from operations	(773)	(3,519)	(2,870)
Other income, net	1,227	1,058	551
Interest and debt expense	(2,459)	(2,561)	(2,714)

Loss before income taxes	(2,005)	(5,022)	(5,033)
Income tax (expense)/benefit	(237)	(31)	743

Net loss	(2,242)	(5,053)	(4,290)
Less: net loss attributable to noncontrolling interest	(20)	(118)	(88)

Net loss attributable to Boeing Shareholders	($2,222)	($4,935)	($4,202)

This information is an integral part of the Notes to the Consolidated Financial Statements.
See
Note 22 for further segment results.